Financial instruments (Details 9) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Current	$ 220,328	$ 179,144
Non-current	1,031,507	1,093,438
Total	1,251,835	1,272,582
Bank borrowings [Member]
Financial instruments [Line Items]
Current	163,568	101,270
Non-current	0	0
Total	163,568	101,270
Bonds issued [Member]
Financial instruments [Line Items]
Current	13,494	58,973
Non-current	1,031,507	1,059,706
Total	1,045,001	1,118,679
Derivative liabilities [Member]
Financial instruments [Line Items]
Current	5,979	1,920
Non-current	0	0
Total	5,979	1,920
Hedging liabilities [Member]
Financial instruments [Line Items]
Current	37,287	16,981
Non-current	0	33,732
Total	$ 37,287	$ 50,713